Inventory	9 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
Inventory

Note 3 – Inventory

Inventory, which is comprised of finished product, is valued at the lower of cost (first-in, first-out) or net realizable value, and net of reserves is comprised of the following:

	September 30, 2022	December 31, 2021
Raw material	$84,000	$-
Finished goods	321,000	-
	405,000	-
Reserve for obsolescence	-	-
Total inventory	$405,000	$-

During the nine months ended September 30, 2022, the Company determined that no reserve for obsolete inventory was necessary. During the nine months ended September 30, 2021, the Company recorded a reserve for slow moving and potentially obsolete inventory of $45,000, which is included in cost of goods sold in the accompanying condensed statement of operations.